Additional Information Required by the Argentine Central Bank	12 Months Ended
Dec. 31, 2025
Additional information [abstract]
Additional Information Required by the Argentine Central Bank

NOTE 52. ADDITIONAL INFORMATION REQUIRED BY THE ARGENTINE CENTRAL BANK
52.1.    CONTRIBUTION TO THE DEPOSIT INSURANCE SYSTEM
Law No. 24485 and Decree No. 540/95 established the creation of the Deposit Insurance System to cover the risk attached to bank deposits, in addition to the system of privileges and safeguards envisaged in the Financial Institutions Law.
The National Executive Branch through Decree No. 1127/98 established the maximum amount for this insurance system to demand deposits and time deposits denominated either in Pesos and/or in foreign currency. Such limit was set as from January 1, 2023 at Ps.6,000. This amount was increased to Ps.25,000 as from April 1, 2024.
This system does not cover deposits made by other financial institutions, deposits made by parties related to the Bank, either directly or indirectly, deposits of securities, acceptances or guarantees and those deposits set up at an interest rate exceeding the one established regularly by the Argentine Central Bank.
Deposits acquired through endorsement, placements made as a result of incentives other than interest rates and locked-up balances from deposits and other excluded transactions are also excluded. This system has been implemented through the creation of the Deposit Insurance Fund (“FGD”), which is managed by a company called Seguros de Depósitos S.A. (“SEDESA”). SEDESA’s shareholders are the Argentine Central Bank and the financial institutions in the proportion determined for each one by the Argentine Central Bank based on the contributions made to the fund.
The monthly contribution institutions should make to the FGD is 0.015% on the monthly average of total deposits.
52.2.    RESTRICTED ASSETS
As of December 31, 2025, and 2024, the ability to freely dispose of the following assets is restricted, as follows:
Banco de Galicia y Buenos Aires S.A.
a)    Cash and Government Securities

	12.31.25	12.31.24
For transactions in A3 Mercados S.A. and BYMA	256,968,378	302,230,199
For appraisals from repo transactions	25,882,039	58,124,488
For debit / credit cards transactions	185,846,429	188,655,968
For attachments	66,199	876,398
Liquid offsetting entry required to operate as CNV agent	2,694,668	3,154,180
Guarantees for the Regional Economies Competitiveness Program	10,105	10,319
For other transactions (includes guarantees linked to rental contracts)	4,791,169	496,230
For forward purchases of repurchase transactions	442,894,546	256,813,768
For surety guarantees	23,328,466	207,363,041
b)    Special Guarantees Accounts
Special guarantee accounts have been opened at the Argentine Central Bank as collateral for transactions involving electronic clearing houses, checks for settling debts and other similar transactions as of the indicated dates, which amount to:

	12.31.25	12.31.24
Escrow Accounts	415,209,902	495,884,580
c)    Equity Investments
The account “Equity Investments” includes 1,222,406 non-transferable non-endorsable registered ordinary shares in Electrigal S.A., the transfer of which is subject to approval by the national authorities, according to the terms of the previously executed concession contract.
d)    Contributions to Risk Fund
Banco de Galicia y Buenos Aires S.A., in its capacity as sponsoring partner is committed to maintaining the contributions made to them for two (2) years.

	12.31.25	12.31.24
Garantizar S.G.R.	26,452,199	27,560,816
Don Mario S.G.R.	1,700,000	2,894,073
Móvil S.G.R.	2,532,700	3,331,735
Potenciar S.G.R.	3,820,000	6,601,581
Bind Garantías S.G.R.	550,000	723,518
Aval Ganadero S.G.R.	480,000	631,434
Campo Aval S.G.R.	100,000	131,549
Argentina Ciudad S.G.R.	200,000	—
Neuquén PYMES S.G.R.	100,000	—
INVIU S.A.U.

	12.31.25	12.31.24
Liquid offsetting entry required to operate as CNV agents	578,400	544,162
Guarantees linked to surety bonds	9,297,237	1,772,220
IGAM L.L.C.

	12.31.25	12.31.24
Deposits as Collateral	2,634,816	—
Tarjeta Naranja S.A.U.

	12.31.25	12.31.24
Attachments arising from judicial cases	8,636,086	—
Guarantees linked to rental contracts	28,769	31,097
N-xers S.A. de C.V.

	12.31.25	12.31.24
Deposits as Collateral	3,685,819	—
Galicia Asset Management S.A.U.

	12.31.25	12.31.24
Liquid offsetting entry required to operate as collective investment products administration agents of mutual funds, as required by CNV(*)	1,660,838	12,314,785
(*) As of December 31, 2025, it corresponds to 50,000,000 shares of HF Retorno Total I Fund.
Galicia Securities S.A.U.

	12.31.25	12.31.24
For transactions in the market	24,758	1,777,087
Liquid offsetting entry required to operate as CNV agents	609,500	626,172
Guarantees linked to surety bonds	1,539,087	377,003
Naranja Digital Compañía Financiera S.A.U.

	12.31.25	12.31.24
Escrow Accounts	81,560,635	122,787,700
Sudamericana Holding S.A.

	12.31.25	12.31.24
For attachments	481,167	—
GGAL Seguros S.A. and GGAL Seguros de Retiro S.A.

	12.31.25	12.31.24
For attachments	784,630	—
Deposits posted as collateral in connection with legal proceedings	277,100	—
Galicia Capital US LLC

	12.31.25	12.31.24
Guarantees linked to rental contracts	203,067	—
The total amount of restricted assets for the reasons stated above in the aforementioned controlled companies, as of the indicated dates, is as follows:

	12.31.25	12.31.24
Total Restricted Assets	1,505,628,709	1,695,714,103
52.3.    TRUST ACTIVITIES
a)    Trust Contracts for Purposes of Guaranteeing Compliance with Obligations:
Purpose: In order to guarantee compliance with contractual obligations, the parties to these agreements have agreed to deliver to Banco de Galicia y Buenos Aires S.A., as fiduciary property, amounts to be applied according to the following breakdown:

Date of Contract	Trustor	Balances of Trust Funds	Maturity (*)
11.23.11	EXXON MOBIL	465,337	04.19.27
09.12.14	COOP.DE TRAB.PORTUARIOS	12,413	09.12.26
Total		477,750
____________________

(1)	These amounts shall be released monthly until settlement date of trustor obligations or maturity date, whichever occurs first.
b)    Financial Trust Contracts:
Purpose: To administer and exercise the fiduciary ownership of the trust assets until the redemption of debt securities and participation certificates:

Contract date	Trust	Balances of Trust Funds	Maturity (*)
12.06.06	GAS I	1,450,031	12.31.26
05.14.09	GAS II	25,225,337	12.31.26
06.08.11	MILA III	192,030	12.31.26
09.01.11	MILA IV	38,841	12.31.26
Total		26,906,239
(*) Estimated date since maturity date shall occur at the time of the distribution of all of trust assets.
52.4.    COMPLIANCE WITH THE REGULATIONS
52.4.1.    Agents – Minimum Liquidity requirement
Banco de Galicia y Buenos Aires S.A.
Within the framework of CNV Resolution No. 622/13, Banco de Galicia y Buenos Aires S.A. has been duly registered with such agency in the following categories: Escrow Agent for Collective Investment Products in the Financial Trustors’ Registry No. 54, and Settlement and Integral Compensation Agent No. 22 (AlyC and AN—INTEGRAL).
As of December 31, 2025, for the Escrow Agent for Collective Investment Products in the Financial Trustors’ Registry, the required Shareholders’ Equity amounts to Ps.1,622,401, and the minimum required offsetting entry is Ps.811,201.
For AlyC and AN—INTEGRAL, said requirement amounts to Ps.803,259, with the minimum offsetting entry required of Ps.401,630.
The Entity integrated these requirements with the Bono República Argentina in Pesos with Adjustment for CER, maturing on June 30, 2026, valued at amortized cost for the sum of Ps.2,694,668 whose fair value amounts to the sum of Ps.2,596,400, which are held in escrow in Caja de Valores (Principal 100100).
Galicia Asset Management S.A.U.
In accordance with the requirements set forth in CNV Resolution No. 622/13, the minimum Shareholders’ Equity required to operate as Escrow Agent for Collective Investment Products, Mutual Funds amounts to Ps.2,749,542 and the minimum offsetting entry amounts to Ps.1,374,771.
The Company’s Shareholders’ Equity as of December 31, 2025, exceeds the minimum required by the aforementioned Resolution.
Galicia Asset Management S.A.U. integrated said requirement with 50,000,000 shares of Fondo HF Retorno Total I, equivalent to Ps.1,660,838.
Galicia Securities S.A.U.
Within the framework of CNV General Resolution No. 622/13, the Company has been duly registered with said agency in the following categories: “Settlement and Offsetting Agent (ALyC and AN Own Portfolio)” and “Comprehensive Mutual Funds Placement and Distribution Agent.”
In accordance with the requirements set forth, for an ALyC and AN Own Portfolio the Shareholders’ Equity must be equivalent to 470,350 Units of Purchasing Value (Unidades de Valor Adquisitivo, UVA). As of December 31, 2025, said requirement amounted to Ps.802,619, and the minimum offsetting entry required was Ps.401,310. For Comprehensive Mutual Funds Placement and Distribution Agent, said requirement amounts to Ps.279,001, and the minimum offsetting entry required is Ps.139,501.
As of December 31, 2025, the Company’s Shareholders’ Equity amounted to Ps.84,095,792 and the offsetting entry would be comprised of government securities amounting to Ps.609,500.
INVIU S.A.U.
In accordance with the requirements set forth in General Resolution No. 622/13, for an ALyC and AN Integral the Shareholders’ Equity must be equivalent to 470,350 Units of Purchasing Value (UVA), with said requirement amounting to Ps.803,259 as of December 31, 2025, and a minimum offsetting entry required of Ps.401,630. For Comprehensive Mutual Funds Placement and Distribution Agents, said requirement amounts to Ps.279,224, and the minimum offsetting entry required is Ps.139,612.
As of December 31, 2025, the Company’s Shareholders’ Equity amounted to Ps.12,562,436 and the offsetting entry would be integrated with a demand account with an amount of Ps.578,400.
52.4.2.    Custodial Agent of Collective Investment Products Corresponding to Mutual Funds
Banco de Galicia y Buenos Aires S.A.
Likewise, in compliance with Art. 7 of Chapter II, Title V of said resolution, Banco Galicia in its capacity as Escrow Agent for Collective Investment Products of Mutual Funds (depositary company): “Fima Acciones”, “Fima P.B. Acciones”, “Fima Renta en Pesos”, “Fima Ahorro Pesos”, “Fima Renta Plus”, “Fima Premium”, “Fima Ahorro Plus”, “Fima Capital Plus”, “Fima Abierto Pymes”, “Fima Mix I”, "Fima Mix II", "Fima Premium Dólares", “Fima Renta Fija Internacional”, “Fima Sustentable ASG”, “Fima Acciones Latinoamericanas US$”, “Fima Renta Fija Dólares”,“Fima Mix Dólares”, “HF Infraestructura”, “HF Retorno Total”, “HF Balanceado” and “HF Infraestructura II”, it is hereby stated that the total quantity held in escrow as of December 31, 2025 is 106,096,434,265 shares, their cash value being Ps.11,351,062,135, which is reflected in the account “Depositors of Securities Held in Escrow.”
As of December 31, 2024, securities held in escrow amounted to the quantity of 177,675,200,853 shares and their cash value was Ps.11,488,066,686.
The balances of the Mutual Funds as of the indicated dates are detailed as follows:

Mutual Fund	12.31.25	12.31.24
Fima Acciones	139,864,195	155,061,650
Fima P.B. Acciones	64,325,298	87,098,094
Fima Renta En Pesos	93,724,762	157,515,126
Fima Ahorro Pesos	501,427,684	546,256,649
Fima Renta Plus	80,693,304	118,493,197
Fima Premium	7,376,490,505	7,563,122,484
Fima Ahorro Plus	412,057,100	510,134,904
Fima Capital Plus	48,108,535	188,486,516
Fima Abierto Pymes	70,343,479	16,931,012
Fima Mix I	22,850,523	37,422,753
Fima Mix II	9,541,547	11,761,477
Fima Premium Dólares	1,986,967,412	—
Fima Renta Fija Internacional	3,791,366	5,319,803
Fima Sustentable ASG	7,234,253	4,347,037
Fima Acciones Latinoamericanas Dólares	705,643	519,282
Fima Renta Fija Dólares	222,823,977	85,361,259
Fima Mix Dólares	157,987,130	182,537,010
HF Pesos	—	1,144,083,279
HF Pesos Plus	—	246,997,771
HF Infraestructura	88,250,486	92,720,000
HF Renta Fija Argentina	—	49,233,738
HF Acciones Líderes	—	45,667,669
HF Retorno Total	40,995,405	42,751,434
HF Renta Fija Estratégica	—	41,074,868
HF Desarrollo Abierto Pymes	—	36,600,772
HF Pesos Renta Fija	—	36,299,327
HF Acciones Argentinas	—	30,499,059
HF Balanceado	12,186,074	30,095,645
HF Renta Dólares	—	11,039,921
HF Infraestructura II	10,693,457	10,074,824

Mutual Fund	12.31.25	12.31.24
Roble Ahorro en Dólares	—	558,768
HF Multimercado	—	1,358
Total	11,351,062,135	11,488,066,686

All the transactions detailed above are recorded in off-balance sheet items—securities held in custody.
The mutual funds detailed above have not been consolidated as the Group is not a controlling company thereof, since the depository role does not imply in this case:
•power over the trust to run material activities;
•exposure or right to variable returns;
•capacity to have influence on the amount of returns to be received for the involvement.
52.4.3.    Storage of Documents
Pursuant to General Resolution No. 629 of the CNV, Banco de Galicia y Buenos Aires S.A. notes that it has supporting documents regarding accounting and management transactions, which are stored at AdeA (C.U.I.T. No. 30-68233570-6), Plant III located at Ruta Provincial 36 km 31.5 No. 6471 (CP 1888) Bosques, Province of Buenos Aires, with legal domicile at Av. Juramento 1775, 4th. floor, (CP 1428), Autonomous City of Buenos Aires.
Additionally, documentation related to absorbed entity Banco GGAL S.A. is held in custody by Iron Mountain Argentina S.A. (CUIT No. 30-68250405-2), located at different addresses: Puente del Inca 2450- Ezeiza- Province of Buenos Aires, Torcuato Di Tella 1800- Ezeiza- Province of Buenos Aires, Amancio Alcorta 2482 - Autonomous City of Buenos Aires, and San Miguel de Tucumán 601- Spegazzini - Province of Buenos Aires.
As a result of the fire that occurred at one of the supplier’s warehouses in November 2025, the Group received preliminary information regarding certain materials and documents that may have been affected. Among these, several boxes believed to have contained certain documents and accounting records were identified, prompting the Group to file the corresponding reports of loss. To date, the process of reviewing and conducting a comprehensive survey of the affected materials continues, but it is estimated that the compromised documentation is of little significance.
52.5.    COMPLIANCE WITH MINIMUM CASH REQUIREMENTS:
The minimum cash regulation establishes the minimum amount of cash that financial entities must maintain, in accordance with the rules established by Argentine Central Bank, in order to ensure the liquidity of the financial system. The following are the concepts considered by the Group for the integration of the minimum cash, according to the existing regulations.
As of December 31, 2025, the balances recorded as computable items are as follows:
For Banco de Galicia y Buenos Aires S.A.:

	Currency
Item	Ps.	US$	Euros(*)
Checking Accounts held in Argentine Central Bank	971,446,461	3,237,534	30
Escrow Accounts held in Argentine Central Bank	401,460,352	20,715	—
National Treasury Bonds in Argentine Pesos computable for minimum cash	39,278,146	—	—
Liquidity Bills computable for minimum cash	—	—	—
Government Securities	2,201,232,176	—	—
Total for integration Minimum Cash	3,613,417,135	3,258,249	30
(*) Stated in thousands of US$.
52.6.    PENALTIES IMPOSED ON BANCO DE GALICIA Y BUENOS AIRES S.A. AND SUMMARY PROCEEDINGS COMMENCED BY THE ARGENTINE CENTRAL BANK, THE FINANCIAL
INFORMATION UNIT (UIF, SPANISH ACRONYM) AND THE NATIONAL SECURITIES COMMISSION (CNV, SPANISH ACRONYM).
Penalties Imposed on Banco de Galicia y Buenos Aires S.A. existing as of December 31, 2025:
UIF Proceedings -Docket 867/13.
▪Penalty Notification date: June 19, 2020.
▪Reason of the Penalty: Reason of the Penalty: alleged non-compliance with the provisions of Article 21 of the Anti-Money Laundering Law and alleged non-compliance with the provisions of UIF Resolution No. 121/11, especially with the provisions of Article 13 (paragraph j), Article 14 (paragraph h); Article 21 (paragraph a); Article 23, and Article 24 (paragraphs d and e). These objections are related to the risk matrix and the transactions monitoring system regarding prevention of money laundering and terrorist financing and required information allegedly missing.
▪Amount applied and responsible persons receiving penalties: penalties for global amounts of Ps.440 applied to the Bank and eight Directors.
▪Status of the Case: On September 14, 2020, the direct appeal to the penalty was filed before the National Court of Appeals for Federal Administrative Disputes of the Federal Capital, under the terms of Article 25 of Law No. 25,246, amended by Law No. 24,144; Room III, where the proceeding is pending, was designated to issue judgment. On November 30, 2023, Room III of the National Court of Appeals for Federal Administrative Matters decided to reject the direct appeal filed, with costs awarded. Against this last decision, on December 15, 2023, a Federal Extraordinary Appeal was filed, which was declared inadmissible by the Court on February 22, 2024. On February 29, 2024, an appeal was filed against that decision before the Supreme Court of Justice of the Nation, but no decision has been rendered so far.
UIF Summary Proceeding - Docket No. 127/18.
▪Penalty Notification date: April 18, 2022.
▪Imputation of Charges: alleged breaches in the determination of customer profile, deficiencies in the implementation of technological tools and monitoring and in the parameterization of alerts, as well as the alleged untimeliness of an STR filed and failure to file an STR of a customer; this in alleged violation of Articles 20 bis, 21 Paragraphs a) and b), and 21 bis of Law No. 25,246; and Articles 3 (Paragraph g); 21 (Paragraphs g and j); 22 (Paragraph a-); 23; 24 (Paragraphs d-, e- and f-); and 34 of UIF Resolution No. 121/2011, as amended.
▪Defendants: the Bank and seven Directors.
▪Status of the case: on July 1, 2022, the defense and presentation of evidence was filed together with several motions. On February 17, 2023, it was decided to proceed to the admittance of evidence, which was subsequently produced. On April 14, 2023, notice was served to present the argument on the merits of the evidence, which was presented on April 28, 2023. On December 26, 2024, due to the issuance of Resolution UIF No. 90/2024, a request was made for the defendants to be admitted to the “abbreviated procedure”, requesting the UIF to settle the charges filed. Thus, on February 3, 2025, the UIF made the settlement for the four charges involved, estimating them in the amount of Ps.9,135 for the bank and the same amount for the members of the administrative body, resulting in a total amount to be paid of Ps.18,269. The settlement was paid on February 10, 2025, and on February 17, 2025, a document was submitted accepting it, reporting the payment, and designating Engineer Karin Lilian Reise as the Independent External Auditor (REI). On March 21, 2025, the receipt of the payment and the authorization of Engineer Reise as REI with the Financial Information Unit (UIF) were certified. On May 16, 2025, a request was made to expand upon said report, a request that was fulfilled in a timely manner. On June 2, 2025, the proceedings were submitted for resolution. On July 17, 2025, the death of a director was reported, and the termination of the summary proceedings against him was requested. Finally, on September 29, 2025, the UIF issued a resolution approving the settlement, acknowledging the Bank's payment and the remediation of the irregularities that gave rise to the proceedings. Furthermore, the proceedings against the deceased director were declared extinguished. Consequently, the proceedings were concluded, and the case file was ordered to be registered and archived.
Summary Proceeding No. 1613.
▪Date of notification of the opening of the summary proceeding: August 24, 2023.
▪Imputation of Charges: alleged violation of the provisions of the Ordered Text of the rules on the “Regulation of the bank checking account”, according to Communication “A” 4971. OPASI Circular 2 - 402. Schedule. Section 7, Paragraph 7.3, Points 7.3.1.5 -in accordance with the provisions of Section 8, Points 8.2.3-, 7.3.3.2 i) and 7.3.3.2 iii) (as supplemented and amended) due to an alleged failure to ratify in court the report of loss and an inadequate report of the checks in the Information Regimes regarding two checks corresponding to a customer which were rejected due to an “Order not to pay - With funds”.
▪Defendants: the Bank, three Managers and a Check Processing Leader.
▪Status of the Case: On September 12, 2023, a general reply was filed by all the defendants, and on September 25, 2023, additional personal replies were filed. On February 29, 2024, it was resolved to open the summary to evidence, rejecting part of it -with respect to which a reservation was formulated- and admitting the rest. After the evidence was favorably provided, on April 12, 2024, it was resolved to close the proof period, and a ten-day transfer was granted in order to argue on the merits of the evidence, and the argument was filed on April 26, 2024. On December 10, 2024 the BCRA issued the final resolution rejecting the evidence offered and imposing a warning to the defendants. There is currently a term to appeal this decision before the presidency of the agency. An appeal against that decision was filed with the President of the BCRA, with no updates reported so far.
Summary Proceeding No. 1620.
▪Date of notification of the opening of the summary proceeding: December 18, 2023.
▪Imputation of Charges: alleged violation of the provisions of the Ordered Text of the “Minimum Standards on Internal Controls for Financial Institutions”, according to Communication “A” 6552, Circular CONAU 1 - 1289, Schedule I, Section I - Basic Concepts-, Point 1 - Internal Control, and Section IV - Design and Documentation of Controls-, Point 1 - Responsibilities in the Design and Implementation of Controls-, as supplemented and amended; and the Ordered Text of the rules on “Guidelines for Risk Management in Financial Institutions”, according to Communication “A” 5398, Circular RUNOR 1 - 1013, Schedule, Section 1 - Risk Management Processes-, Point 1.1. -Scope of the Guidelines-, Point 1.4. -General Principles-, Sub-point 1.4.3, and Section 6 -Operational Risk Management-, Point 6.1.2., as supplemented and amended, due to alleged failures in internal controls and deficiencies in the management of the financial entity between 09.02.19 and 08.05.22 .
▪Defendants: the Bank, and nineteen officers (Directors, Syndics, Managers and Tribe Leaders).
▪Status of the Case: on February 2, 2024, a general defense was filed by all the defendants and on March 7, 8 and 20, additional personal defenses were filed. On April 24, 2024, it was resolved to open the summary to evidence, rejecting part of it -with respect to which a reservation and a request for reconsideration was filed- and admitting the rest. On May 30, 2024 it was resolved to close the proof period, and a ten-day transfer was granted in order to file an argument on the merits of the evidence, and the argument was filed on June 13, 2024. In turn, on February 7, 2025, the allegations (and supporting evidence) produced within the framework of Foreign Exchange Summary No. 7732 were presented as new evidence, without any subsequent developments. On July 17, 2025, the death of a director was reported, and a request was made to terminate the summary proceedings against him, a matter that remains pending. After the close of the fiscal year, the Bank was notified of the sanctioning resolution, which issued a reprimand to three directors and the statutory auditors; and additionally imposed a fine of Ps.480,000 on the Bank and Ps.300,311 on its officers. The fines have been paid, and the Bank filed a motion for reconsideration against the reprimands and is currently working on an appeal.
Summary Proceeding No. 7732.
▪Date of notification of the opening of the summary proceeding: August 8, 2022.
▪Imputation of Charges: Having carried out exchange operations carried out by customers without the prior approval of the Argentine Central Bank in alleged violation of art. 1, sections e) and f) of the Criminal Exchange Law (O.T. by Executive Order No. 480/95), integrated with the regulations of points 5, 6, 9, 10, 15 and 18 of Communication “A” 6770, Communication “A” 6815, Communications “C” 43716, 49077, 50737, 52384, 52388, 57618, 62862, 66581, 66582, 67343, 70322, 81561, 82665 and 84797, amending and supplementary.
▪Defendants: the Bank, General manager, Area managers and other officials.
▪Status of the case: On February 28, 2023, the global reply of all the defendants was filed. The statute of limitations of the action was raised. On June 15 and 26, 2023, the defendants' individual pleadings were filed. On August 14, 2023, the defense of lack of action filed with respect to two of the defendants was rejected, and on August 17, 2023, we filed a reservation with respect to this resolution. On January 25, 2024 the BCRA rejected the plea of lack of action filed with respect to another of the individuals charged, a resolution with respect to which we filed a reservation on February 5, 2024, which was filed on April 3 of the same year. On May 29, 2024, the opening of the evidence period was ordered and the proposed measures (testimonial, informative and expert) were produced. On December 23, 2024, the proof period was ordered to close and on February 3, 2025, the pleading was presented with the merits of the evidence. Additionally, on August 8, 2025, an exception for lack of action due to atypicality was presented on behalf of the accused, and we were not notified of its resolution.
Summary CNV No. 87/2024.
▪Date of notification of the opening of the summary proceeding: April 30, 2024.
▪Imputation of Charges: Alleged violation of Article 117, Paragraph “b”, of Law No. 26,831, as amended, Article 2°, Paragraphs “a”, “b” and “c”, Section II, Chapter III, Title XII, of the CNV Regulations (consolidated text of 2013 and amendments), and Article 59 of Law No. 19,550, based on a report prepared by the Argentine Central Bank and sent to the CNV, which indicates that it has detected a series of transactions that, affecting the volumes and prices considered, could have induced a distorted application of Communication “A” 7546 and complementary notes in the execution of put options that have the Argentine Central Bank as the acquiring party. In their report, they state that in spite of the difficulties to accurately establish the valuations of bonds with hybrid characteristics, such as dual bonds, accentuated by the low liquidity and a discontinuous distribution of the curve, the put options executed could not have been exercised at the resulting levels if there had not been transactions carried out on February 19 and 20, 2024 by the Bank and its related companies Galicia Securities S.A.U. and Inviu S.A.U. The transactions between the aforementioned companies allegedly allowed the exercise of the liquidity option (PUT) of the Dual Bond (TDE25) for NV Ps. 113 million according to Communication “A” 7546 and complementary notes, in apparent excess for an amount of Ps. 23,072,000 in relation to the amount that would have corresponded if an extrapolated price had been applied. The result generated by such transaction was registered under the line “Net Income from Financial Instruments at Fair Value through Profit or Loss” in the Statement of Income.
▪Defendants: six Regular Directors and the three Regular Syndics of the Bank, three Regular Directors and the three Regular Syndics of Galicia Securities S.A.U. in office at the time of the facts, and five Regular Directors and the three Regular Syndics of INVIU S.A.U. in office at the time of the facts.
▪Status of the case: During the period, the pertinent answers to the charge have been presented; on the other hand, the Argentine Central Bank debited the amount of Ps. 28,837,892 voluntarily offered by the Entity as full compensation for the alleged damage and interest, without prejudice to the defense arguments, or recognition of facts or rights, a situation that has been notified to the CNV. On November 15, 2024, the proceedings were ordered to proceed to trial, and on July 2, 2025, the trial period was declared closed, and the parties were notified of the start of the period for submitting arguments, which was completed within the stipulated timeframe on August 8, 2025. Furthermore, on August 4, 2025, the resolution dated July 23, 2025, was issued, declaring the disciplinary action against one of the directors extinguished, based on the written notification of his death. As of the date of these individual financial statements, the corresponding arguments regarding the merits of the evidence have been submitted, and the summary proceedings have been referred to the CNV (National Securities Commission).
In the previous exercise, provisions were established, the impact of which is recorded in the "other operating expenses" line of the income statement based on the opinion of our legal advisors, without excluding the possibility of changes in the situation that could occur in the future based on the progress of the case.
Summary BCRA No. 1631
▪Date of notification of the opening of the summary: October 23, 2024.
▪Imputation of Charges: alleged management and/or internal control failures and weaknesses of the financial institution in apparent violation of the provisions in: (i) certain sections of the Consolidated Text of the "Minimum Standards on Internal Controls for Financial Entities" and its complementary and amended provisions; (ii) certain provisions of the Orderly Text of the “Norms on Guidelines for Risk Management in Financial Institutions”, as supplemented and amended; and (iii) certain provisions of the Orderly Text of the “Norms on Guidelines for Corporate Governance in Financial Institutions”, and its complementary and amended provisions. This, based on the transactions carried out between February 19, 2024 and February 21, 2024 by the Bank and its related companies Galicia Securities S.A.U. and INVIU S.A.U. with the Dual Bond (TDE25) and the subsequent execution of the liquidity option (put).
▪Defendants: the Bank, seven directors, the General Manager, the former manager of the Financial Banking Area, the former manager of Trading & Global Markets, the former Trading Team Leader of the Trading & Global Markets Management and three traders of the Trading & Global Markets Management.
▪Status of the case: On November 19, 2024, the Bank submitted its corresponding statement of defense. In turn, on November 25, 2024, the Directors and the General Manager submitted their individual statements of defense. On November 29, 2024, the General Manager submitted an expanded statement of defense, with no further developments to date. On July 17, 2025, the death of a Director was reported, and a request was made to terminate the summary proceedings against him, a matter that remains pending.
Summary BCRA No. 8464
▪Date of notification of the opening of the summary: September 10, 2025.
▪Imputation of Charges: alleged violation of the provisions of point 18 of Communication “A” 6770 and points 1.2 and 5.3 of Communication “A” 6844 of the BCRA, as amended and supplemented, constituting the conduct typified in subsections e) and f) of article 1 of the Exchange Criminal Regime Law, for having arranged – at least in the period between September 23, 2019 and July 22, 2020 – exchange operations with clients (mainly Díaz & Forti S.A., Ariel Luis Olio and Aldo Mariano Maioli) without adequately verifying their genuineness or the correct classification, making payments abroad despite insufficient documentation and inconsistencies detected in the operation of the clients.
▪Defendants: the Bank and two Managers.
▪Status of the case: On September 10, 2025, the order to initiate the summary proceedings was issued, and the process is currently in its initial stage. On October 21, 2025, the appointments of legal counsel for both the Bank and the two managers were finalized, and the period for submitting defenses and presenting evidence is currently underway. On December 1, 2025, the defense was submitted by the entity and the accused individuals, with no further developments to date.
Additionally, the following reasons are related to the incorporation of Banco GGAL through merger:
Summary No. 4774.
▪Date of notification of the opening of the summary proceeding: October 20, 2011.
▪Imputation of Charges: Alleged non-compliance with the provisions of BCRA Communication "A" 4359 due to discrepancies in real estate purchase transactions carried out by non-residents between the amounts received by the Entity and the amounts in the deeds.
▪Defendants: Banco GGAL S.A. (formerly HSBC Bank Argentina S.A.), and 4 individuals.
▪Status of the Case: On April 6, 2017, the defendants were acquitted of all charges, and on May 18, 2017, the Court of Appeals upheld the acquittal. On July 13, 2017, the extraordinary appeal filed by the Prosecutor was granted. On October 29, 2024, the Supreme Court issued a ruling ordering the suspension of the extraordinary appeal due to the statute of limitations. Therefore, it returned the proceedings to the court of origin for review.
Summary No.1426.
▪Date of notification of the opening of the summary proceeding: February 2, 2015.
▪Imputation of Charges: The charge is for failure to comply with regulations governing the decentralization of information technology and information systems activities abroad, as well as failure to meet minimum management, implementation, and control requirements.
▪Defendants: Banco GGAL S.A. (formerly HSBC Bank Argentina S.A.), and 7 individuals.
▪Status of the Case: On July 29, 2019, a fine of Ps.945,000 was imposed against the Bank and fines were imposed on the individuals. On March 26, 2021, the Court of Appeals revoked the fines imposed on the Bank and the individuals. The BCRA filed an extraordinary appeal against this ruling, which is pending resolution before the Supreme Court of Justice of the Nation.
Summary No.8064.
▪Date of notification of the opening of the summary proceeding: August 29, 2023.
▪Imputation of Charges: The Bank is charged with alleged noncompliance with the criminal exchange regime in connection with international transfers made in 2020 by customers.
▪Defendants: Banco GGAL S.A. (formerly HSBC Bank Argentina S.A.), and 4 individuals.
▪Status of the Case: On October 4, 2023, the Entity and individuals responded to the releases.
Summary UIF Expt. No.174/15.
▪Imputation of Charges: The entity is accused of alleged deficiencies in the Prevention Manual, in certain files and in some specific operations of former clients.
▪Defendants: Members of the Board of Directors at the date of the events.
▪Status of the Case: On November 17, 2020, the Entity was notified of Resolution UIF 47/20 in the framework of the summary 174/15 in which a fine of Ps.550 was imposed. On December 30, 2024 the Court of Appeals confirmed the fines imposed. As of the date of these financial statements, such resolution is not final. The Entity's management and its legal advisors consider that there would be no significant adverse equity effects that could result from the final outcome of such actions.
Summary CNV No.631/2014.
▪Imputation of Charges: The Bank is charged with alleged formal breaches in the corporate books of Financial Trust (the Bank in its capacity as trustee).
▪Defendants: Members of the Board of Directors and Syndics at the date of the events.
▪Status of the Case: On March 6, 2019, the Bank was notified of the Resolution of the CNV in the framework of the summary 631/2014 which imposes a fine of Ps.200 to be applied to the Bank. On March 11, 2021, the Court of Appeals revoked the fine and the CNV filed an extraordinary appeal against such ruling, which was rejected on August 13, 2021. CNV filed a complaint appeal before the Argentine Supreme Court of Justice. On December 17, 2020, the Entity was notified of the Resolution of the CNV in the framework of the summary 632/14 in which a fine of Ps.500 thousand was imposed to be applied to the Entity jointly and severally with the directors and trustees at the time of the facts. On December 21, 2021, the Court of Appeals confirmed the fine sanction and ordered the CNV to determine the amount since the fine that the CNV had taken as an aggravating element to sanction (fine of the summary 631/2014) was later revoked. The extraordinary appeal against the resolution of the Court of Appeals was rejected and the Entity filed on July 5, 2022 a complaint appeal before the Supreme Court of Justice of the Nation.
As of the date of preparation of these consolidated financial statements, provisions have been established for said summaries, the impact of which is recorded in the line “other operating expenses” of the income statement based on the opinion of our legal advisors, without excluding the possibility of changes in the situation that could occur in the future based on the progress of the case.
The Group considers that the resolution of these proceedings will not have significant impact on its equity.
52.7.    ISSUANCE OF DEBT SECURITIES
The issuance of debt securities is detailed in Notes 27 and 28.
52.8.    RESTRICTIONS FOR DIVIDEND DISTRIBUTION
Pursuant to Section 70 of the General Corporations Law, Grupo Financiero Galicia S.A. should transfer 5% of the net income for the year to the Legal Reserve until 20% of the capital stock is reached, plus the balance of the Capital Adjustment account.
With respect to Banco Galicia and Naranja Digital Compañía Financiera S.A.U., the Argentine Central Bank regulations require that 20% of the profits shown in the Income Statement at fiscal year-end, plus (or less), the adjustments made in previous fiscal years and, less, if any, the loss accumulated at previous fiscal year-end, be allocated to the legal reserve.
This proportion applies regardless of the ratio of the Legal Reserve fund to Capital Stock. Should the Legal Reserve be used to absorb losses, earnings shall be distributed only if the value of the Legal Reserve reaches 20% of the Capital Stock plus the Capital Adjustment.
The Argentine Central Bank sets rules for the conditions under which financial institutions can make distributions of profits. According to these rules, profits may only be distributed to the extent that there are positive distributable results after deducting not only the Reserves, which may be legally and statutory required, but also the following items from Retained Income: The difference between the carrying amount and the fair value of public sector assets and/or debt instruments issued by the Argentine Central Bank not valued at fair price, the amounts capitalized for lawsuits related to deposits and any unrecorded adjustments required by the external auditors or the Argentine Central Bank.
Moreover, in order that a financial institution be able to distribute profits, such institution must comply with the capital adequacy rule, i.e. with the calculation of minimum capital requirements and the regulatory capital.
For these purposes, this shall be done by deducting from its assets and Retained Income all the items mentioned in the paragraph above. Moreover, in such calculation, a financial institution shall not be able to compute the temporary reductions that affect minimum capital requirements, computable regulatory capital or its capital adequacy.
The Argentine Central Bank established that a capital conservation margin must be maintained in addition to the minimum capital requirement, equivalent to 3.5% of risk-weighted assets. Said margin must exclusively be integrated with level I, net of items deductibles. Income distribution will be limited when the level and composition of the institution’s Regulatory Capital puts said distribution within the range of the capital conservation margin.
The Argentine Central Bank provided that income distribution must be performed with its prior authorization.
Communication "A" 7984 established that as from 01.01.24 and until 12.31.24, financial institutions authorized by the Argentine Central Bank may distribute profits in 6 equal, monthly and consecutive installments for up to 60% of the amount that would have corresponded if the rules on "Distribution of profits" had been applied.
Communication "A" 8214 established that until 12.31.25, financial institutions authorized by the Argentine Central Bank may distribute profits in 10 equal, monthly and consecutive installments (as from 06.30.25 and not before the penultimate business day of the following months) for up to 60% of the amount that would have corresponded if the rules on "Distribution of profits" had been applied.
Communication "A" 8410 established that until 12.31.26, financial institutions authorized by the Argentine Central Bank may distribute profits in three (3) equal, non-cumulative monthly installments, starting on the third business day of May and of each month in which payment is made. The total amount to be distributed may not exceed 60% of the net result for fiscal year 2025, after deducting the amounts corresponding to legal and statutory reserves.
Tarjeta Naranja S.A.U.’s Ordinary and Extraordinary Shareholders’ Meeting held on March 16, 2006, decided to set the maximum limit for the distribution of dividends at 25% of the realized and liquid profits of each fiscal year. This restriction shall remain in force as long as the company’s Shareholders’ Equity is below Ps.300,000 (Ps.148,211,130 in closing currency).
The Group may pay dividends to the extent that it has distributable retained earnings and distributable reserves calculated in accordance with the rules of the Argentine Central Bank. Therefore, retained earnings included in the consolidated financial statements may not be wholly distributable.
The Group has presented its local financial statements under these rules on March, 4 2026.
Shareholders’ equity under the rules of the Argentine Central Bank comprise the following captions:

12.31.25
Share Capital	1,606,254
Additional paid in Capital	797,658,490
Adjustments to shareholders´ equity	2,327,914,382
Legal reserve	223,917,844
Distributable reserves	4,334,707,968
Non distributable reserves	26,800,469
Retained earnings	169,999,739
Total Shareholder’s equity under the rules of the Argentine Central Bank	7,882,605,146
The Board of Directors proposes that the profit for fiscal year, which as of December 31, 2025 amounts to Ps.196,046,301, be allocated to: (i) Ps.9,802,315 for the establishment of the Legal Reserve; (ii) Ps.26,046,562 to offset unallocated negative results; (iii) the remaining balance, amounting to Ps.160,197,424, be allocated to the Discretionary Reserve for eventual dividend distribution; (iv) to partially release the Discretionary Reserve for eventual dividend distribution up to an amount that, adjusted for inflation, results in the sum of Ps.150,000,228; and (v) to delegate to the Board of Directors the authority to release funds from the Discretionary Reserve for eventual dividend distribution up to an amount that, adjusted for inflation, results in the sum of Ps.39,999,772, subject to the approval and conditions that the subsidiaries obtains from the BCRA.
52.9.    CAPITAL MANAGEMENT AND CORPORATE GOVERNANCE TRANSPARENCY POLICY
Grupo Financiero Galicia S.A.
Board of Directors
Grupo Financiero Galicia S.A.’s Board of Directors is the Company’s highest management body. It is made up of nine directors and four alternate directors, who must have the necessary knowledge and skills to clearly understand their responsibilities and duties within the corporate governance, and to act with the loyalty and diligence of a good businessman.
As set out in its bylaws, the term of office for both directors and alternate directors is three (3) years; they are partially changed every year and may be reelected indefinitely.
The Company complies with the appropriate standards regarding total number of directors, as well as the number of independent directors. Furthermore, its bylaws provide for the flexibility necessary to adapt the number of directors to the possible changes in the conditions in which the Company carries out its activities, from three (3) to nine (9) directors.
The Board of Directors complies, in every relevant respect, with the recommendations included in the Code on Corporate Governance as Schedule IV to Title IV of the regulations issued by the National Securities Commission (Text amended in 2013).
Likewise, controls are carried out on the application of corporate governance policies defined by regulations in force, through the Executive Committee, the Nomination and Compensation Committee, the Audit Committee, the Disclosure Committee, and the Ethics, Conduct and Integrity Committee. The Committees periodically reports to the Board of Directors, who becomes aware of the decisions of each Committee, and the relevant matters are recorded in the Minutes of their meetings.
Executive Committee
In July 2018, Grupo Financiero Galicia S.A.’s Board of Directors approved the creation of the Executive Committee, along with its governing rules and regulations. It is made up of four directors, and the purpose of its creation is to contribute to the conduction of the Company’s ordinary business and the efficient performance of the Board of Directors’ duties.
Nominations and Compensation Committee
The objective behind the creation of this Committee is to facilitate the analysis and monitoring of several issues based on good corporate governance practices; it is composed of five directors, two of them independent.
Its main duty is to support the Company’s Board of Directors in preparing the candidates appointment proposal to occupy positions on said Board of Directors.
Audit Committee
The Audit Committee set by Capital Markets Law No. 26831 and the CNV’s regulations is formed by three directors, two of whom are independent, and meets the requirements set out in U.S. Sarbanes-Oxley Act.
Such Committee’s mission is to provide the Board of Directors with assistance in overseeing the financial statements, as well as in the task of controlling Grupo Financiero Galicia and its subsidiaries.
Committee for Information Integrity
The Committee for Information Integrity was created in compliance with the recommendations of U.S. Sarbanes Oxley Act, and is made up of the General Manager, the Administrative and Finance Manager and two supervisors of the Administrative and Finance Division.
Its most important duties are monitoring the Company’s internal controls, reviewing the financial statements and other information published, preparing Board of Directors’ reports with the activities carried out by the Committee. Its operation has been adapted to local laws and it currently performs important administrative and reporting duties, which are used by the Board of Directors and the Audit Committee, contributing to the transparency of the information provided to markets.
Ethics, Conduct and Integrity Committee
The objective behind the Ethics, Conduct and Integrity Committee is to promote compliance with standards, principles of good conduct, and the Code of Ethics.
Basic Holding Structure
Grupo Financiero Galicia S.A. is a company whose sole purpose is to conduct financial and investment activities as per Section 31 of the General Corporations Law. That is to say, it is a holding company whose activity involves managing its equity investments, assets and resources.
Therefore, Grupo Financiero Galicia S.A. directly and indirectly holds those equity interests in companies that carry out activities defined as non-supplementary.
Grupo Financiero Galicia S.A. has a reduced structure due to its nature as holding company of a group of financial services. Accordingly, certain typical organizational aspects of large operating companies are not applicable thereto.
To conclude, one should note that Grupo Financiero Galicia S.A. is under the control of a pure holding company, EBA Holding S.A., which has the number of votes necessary to hold the majority of votes at the Shareholders’ Meetings, although it does not have any managerial functions over the former.
Compensation Systems
Directors’ compensation is defined by the General Shareholders’ Meeting and is fixed within the limits established by law and the corporate bylaws.
The Audit Committee expresses its opinion on whether compensation proposals for Directors are reasonable, taking into consideration market standards.
Business Conduct Policy
The Company has consistently shown respect for the rights of its shareholders, reliability and accuracy in the information provided, transparency as to its policies and decisions, and caution with regard to the disclosure of strategic business issues.
Code of Ethics
Grupo Financiero Galicia S.A. has a Code of Ethics formally approved that guides its policies and activities. It considers business objectivity and conflict-of-interests related-aspects, and how the employee should act upon identifying a breach of the Code of Ethics.
Banco de Galicia y Buenos Aires S.A.
Banco Galicia’s Board of Directors is the Company’s highest management body. As of the date of preparation of these consolidated financial statements, it is made up of six directors and four alternate directors, who have the necessary knowledge and skills to clearly understand their responsibilities and duties within the corporate governance, and act with the loyalty and diligence of a good businessman.
Banco Galicia complies with the appropriate standards regarding total number of directors, as well as number of independent directors. Furthermore, its bylaws provide for the flexibility necessary to adapt from three (3) to nine (9) directors to the possible changes in the conditions in which the Bank carries out its activities.
The General Shareholders’ Meeting has the power to establish the number of directors, both independent and non-independent ones, and appoint them. Out of the seven directors, one of them is independent. In addition, two of the alternate directors are independent. The independence concept is defined in the regulations set forth by the CNV and the Argentine Central Bank regulations.
As regards prevention of conflicts of interest, the provisions set forth in the General Corporations Law and the Capital Markets Law are applicable.
As set out in the bylaws, the term of office for both directors and alternate directors is three years; two thirds of them (or a fraction of at least three) are changed every year and may be reelected indefinitely.
The Board of Directors’ meeting is held at least once a week and when required by any director. The Board of Directors is responsible for the Bank’s general management and makes all the necessary decisions to such end. The Board of Directors’ members also take part, to a greater or lesser extent, in the commissions and committees created. Therefore, they are continuously informed about the Bank’s course of business and become aware of the decisions made by such bodies, which are transcribed into minutes.
Additionally, the Board of Directors receives a monthly report prepared by the General Manager, the purpose of which is to report the material issues and events addressed at the different meetings held between the General Manager and Senior Management. The Board of Directors becomes aware of such reports, as evidenced in the minutes.
In connection with directors’ training and development, the Bank has a program, which is reviewed every nine months, whereby they regularly attend courses and seminars of different kinds and subjects.
According to the activities carried out by the Bank, effective laws and corporate strategies, the following committees have been created to achieve an effective control over all activities performed by the Bank:
•Risk and Capital Allocation Committee
It is in charge of approving and analyzing capital allocation, establishing risk policies and monitoring the Bank’s risk.
•High Credit Committee
This committee’s function is to approve and sign credit ratings and grant transactions related to high-risk groups and customers, i.e., greater than 2.5% of the Bank’s individual Computable Regulatory Capital, clients included in Communication "A" 2373 of Credit Graduation or its modifications, clients of the public sector whose risk level exceeds 0.05% of the individual RPC of the Bank, loans to financial institutions (local or foreign) and related customers, in which case two thirds of the Board of Directors is required to participate.
•Low Credit Committee
This committee’s function is to approve and sign the credit ratings and grant transactions related to medium-risk groups and customers, equal to amounts greater than 1% of the Bank’s individual Computable Regulatory Capital.
•Asset and Liability Management Committee
It is in charge of analyzing the fundraising and its placement in different assets, the follow-up and control of liquidity, interest-rate and currency mismatches, and management thereof.
•Technology Committee
This Committee is in charge of supervising and approving the development plans of new systems and their budgets, as well as supervising these systems’ budget control. It is also responsible for approving the general design of the systems’ structure, the main processes thereof and the systems implemented, as well as monitoring the quality of the Bank’s systems, within the policies established by the Board of Directors.
•Audit Committee
The Audit Committee is responsible for helping the Board of Directors, in performing the control function of the Bank and its controlled companies and the companies in which it owns a stake, in order to fairly ensure the following objectives:
•Effectiveness and efficiency of operations;
•Reliability of the accounting information;
•Compliance with applicable laws and regulations; and
•Compliance with the goals and strategy set by the Board of Directors.
•Committee for the Control and Prevention of Money Laundering and Funding of Terrorist Activities (CPLA/FT, as per its initials in Spanish)
It is in charge of planning, coordinating, and ensuring compliance with the policies on anti-money laundering and funding of terrorist activities set and approved by the Board of Directors.
•Committee for Information Integrity
It is in charge of encouraging compliance with the provisions of Sarbanes-Oxley (2002).
•Human Resources and Governance Committee
It is in charge of presenting the succession of the General Manager and Division Managers, analyzing and establishing the General Manager’s and Division Managers’ compensation, and monitoring the performance matrix of Department and Division Managers.
•Performance Reporting Committee
It is in charge of monitoring the performance and results of operations and evaluating the macro situation.
•Liquidity Crisis Committee
It is in charge of evaluating the situation upon facing a liquidity crisis and deciding the steps to be implemented to tackle it.
•Compliance Committee
It is in charge of instilling respect for Banco Galicia’s rules, code of conduct and ethics, and mitigating the compliance risk, by defining policies and establishing controls and reports in the best interests of the Bank and its employees, shareholders, and customers.
•Committee for the Protection of Users of Financial Services
It is responsible for following up on the activities developed by Banco Galicia’s management involved in user protection internal processes to ensure adequate compliance with legal and regulatory standards.
•Cybersecurity and Fraud Prevention Committee.
This committee is responsible for creating and maintaining an agile and effective framework for defining strategies and policies and making decisions related to information security within the Bank, as well as preventing fraud within the Bank.
The Bank considers the General Manager and Division Management reporting to the General Manager as Senior Management. These are detailed as follows:
•Retail Banking
•Wholesale Banking
•Markets
•Product
•Technology
•People
•Risk
•Finance and Strategic Planning
Senior Management’s main duties are as follows:
•Ensure that the Bank’s activities are consistent with the business strategy, the policies approved by the Board of Directors and the risks to be assumed.
•Implement the necessary policies, procedures, processes and controls to manage operations and risks cautiously, meet the strategic goals set by the Board of Directors and ensure that the latter receives material, full and timely information so that it may assess management and analyze whether the responsibilities assigned are effectively fulfilled.
•Monitor the managers from different divisions, in line with the policies and procedures set by the Board of Directors and establish an effective internal control system.
Basic Holding Structure
The Bank’s majority shareholder is Grupo Financiero Galicia S.A., which has full control of its shares and votes. In turn, the Bank holds equity investments in supplementary companies as shareholders of the parent, as well as non-controlling interests in companies whose controlling company is its own shareholders of the parent. From a business point of view, this structure allows the Bank to take advantage of significant synergies that guarantee the loyalty of its customers and additional businesses. All business relationships with these companies, whether permanent or occasional in nature, are fostered under the normal and usual market conditions and this is true when the Bank holds either a majority or minority interest.
Business Conduct Policy and/or Code of Ethics
The Bank has a formally approved Code of Ethics that guides its practices and activities. It considers aspects related to objectivity, transparency and honesty in business, and contains guidelines on how the employee should act in the event of non-compliance with it or with our internal policies, giving intervention to the Conduct Committee.
Information Related to Personnel Economic Incentive Practices
The Human Resources and Governance Committee, composed of two (2) Directors, the General Manager and the Organizational Development and Human Resources Division Manager, is in charge of establishing the compensation policy for Banco Galicia’s personnel.
It is the policy of Banco Galicia to manage the full compensation of its personnel based on the principles of fairness, meritocracy, and justice, within the framework of the legal regulations in force.
The aim of this policy is to provide an objective and fair basis, through the design and implementation of tools for the management of the fixed and variable compensation paid to each employee, based on the scope and complexity of each position’s responsibilities, individual performance with regard to compliance thereof, contribution to the Bank’s results and conformity to market values, with the purpose of:
•Attracting and creating loyalty with regard to quality personnel suitable for the achievement of the business strategy and goals.
•Being an individual motivation means.
•Easing the decentralized management of compensation administration.
•Allowing the effective budget control of personnel costs.
•Guaranteeing the internal fairness in order to monitor and ensure both external and internal fairness with regard to the payment of fixed and variable compensation. The Compensation and People Analytics area uses and puts at the disposal of the Senior Management and the Human Resources Committee market surveys published by consulting firms specialized in compensation issues, pursuant to the market positioning policies defined by the management division for the different corporate levels.
With the purpose of gearing individuals towards the achievement of attainable results that contribute to the global performance of the Bank/Area, and to the increase in motivation for the common attainment of goals, differentiating individual contribution, Banco Galicia has different variable compensation systems:
1)Business Incentives and/or Incentives through Commissions system for business areas.
2)Annual Bonus System for management levels, officers and the rest of the employees who are not included in the business incentives system. The annual bonus is determined based on individual performance and the Bank’s results and is paid in the first quarter of the next fiscal year. To determine the variable compensation for the Senior Management and Middle Management, the Bank uses the Management Performance Assessment System. This system has been designed including both qualitative and quantitative KPI (Key Performance Indicators). Criteria are all quantitative, and built considering at least three characteristics:
a)Results.
b)Business volume or size.
c)Projections: Indicators that protect the business for the future (For example: Quality, internal and external customer satisfaction, risk coverage, work environment, etc.).
The significance or impact of each of them is monitored and adjusted yearly pursuant to the strategy approved by the Board of Directors.
The interaction among these three aspects seeks to make incentives related to results and growth consistent with the risk thresholds determined by the Board of Directors. In turn, there is no deferred payment of variable compensation subject to the occurrence of future events or in the long term, taking into consideration that the business environment in the Argentine financial system is characterized by being mainly transactional, with lending and borrowing transactions with a very short seasoning term.
Annual budget and management control – the latter carried out monthly in a general manner and quarterly in a more detailed manner—include different risk ratios, including the ratio between compensation and risks undertaken. Variable compensation is only paid in cash. There are no share-based payments. Every change to this policy is submitted to Banco de Galicia y Buenos Aires S.A.’s Human Resources Committee for its consideration.
Gender policies and practices implemented
The Group's Diversity strategy is made up of 2 lines of work: gender and disability.
This strategy has as its main objective the search for representation of women at all levels of the organization and the hiring of people with disabilities.
The Group uses the main initiatives, guidelines, standards and international certifications on gender as a guide; United Nations Global Compact; UNEP FI Principles for Responsible Banking (PRB); United Nations Women's Empowerment Principles (WEPs).
The Group's Diversity strategy is composed of 5 work areas: (i) Gender, (ii) Disability, (iii) Generations, (iv) Socioeconomic Vulnerability and (v) Sexual diversity, which each company addresses according to the particularities of its own culture and problems in greater or lesser depth.
The main objective of this strategy is to:
•Promote and guarantee equal opportunities and the strategic role of women in business,
•promote an integration that respects gender equity in its subsidiaries, both in the Board of Directors and in the Supervisory Committee,
•favor and promote the inclusion and job training of people with disabilities,
•favor and promote training for the first job of young people from socioeconomically vulnerable households,
•generate initiatives to favor the adaptation of the people working in the Group to the new needs of the market and to prevent the generation of situations of Ageism, and
•promoting respect for sexual, affective and gender diversity, inclusion and non-discrimination of LGBTIQ+ people.
As of December 31, 2025, the percentage (%) of women in the Group is as follows:

Conformation of women in the Group	Total	Women	% of women
Regular and Alternate Directors (1)	13	2	15%
Regular and Alternate Trustees (2)	6	1	17%
General, area and department Managers	186	66	35%
Rest of collaborators	9,893	4,897	49%
Total	10,098	4,966	49%
(1) It corresponds to the Board of Directors of Grupo Financiero Galicia S.A.
(2) It corresponds to the Supervisory Committee of Grupo Financiero Galicia S.A.